Stockholders Equity (Details Narrative 1) (USD $)	Nov. 30, 2013	Aug. 31, 2013
Private Placement of Units
Common stock unit		3
Series A preferred stock unit		1
Par value of Series A preferred stock		$ 0.001
Total convertible units issued		4,032,743
Units Outstanding
Underlying Series A preferred stock	129,062	64,531
Underlying common stock	129,062	96,797